Stockholders' equity - Stock-Based Compensation (Details) (USD $)	3 Months Ended		12 Months Ended		3 Months Ended	12 Months Ended							3 Months Ended	12 Months Ended			12 Months Ended						3 Months Ended	12 Months Ended		3 Months Ended			12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Mar. 31, 2014 Tecogen	Dec. 31, 2013 Tecogen	Dec. 31, 2012 Tecogen	Dec. 31, 2012 Tecogen Exercise price $3.20 per share	Dec. 31, 2013 Tecogen Exercise price $3.20 per share	Dec. 31, 2013 Tecogen Exercise price $4.50 per share	Dec. 31, 2013 Tecogen Stock options	Dec. 31, 2012 Tecogen Stock options	Mar. 31, 2014 Tecogen Restricted stock	Dec. 31, 2013 Tecogen Restricted stock	Dec. 31, 2012 Tecogen Restricted stock	Dec. 31, 2011 Tecogen Restricted stock	Dec. 31, 2013 Tecogen Restricted stock Minimum	Dec. 31, 2013 Tecogen Restricted stock Maximum	Mar. 31, 2014 Tecogen Amended Plan Stock options	Dec. 31, 2013 Tecogen Amended Plan Stock options	Dec. 31, 2012 Tecogen Amended Plan Stock options	Dec. 31, 2006 Tecogen Amended Plan Stock options	Mar. 31, 2014 Ilois	Dec. 31, 2013 Ilois	Dec. 31, 2012 Ilois	Mar. 31, 2014 Ilois Restricted stock	Dec. 31, 2013 Ilois Restricted stock	Dec. 31, 2012 Ilois Restricted stock	Dec. 31, 2013 Ilois Restricted stock Minimum	Dec. 31, 2013 Ilois Restricted stock Maximum	Mar. 31, 2014 Ilois 2009 Plan	Dec. 31, 2013 Ilois 2009 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock, Shares, Outstanding	15,161,600		13,611,974	15,155,200
Shares of common stock reserved for future issuance																			1,838,750	1,838,750		1,000,000
Number of shares remaining available for future issuance																			15,358	58,683	135,183
Maximum number of shares allowable for issuance																															2,000,000	2,000,000
Options granted					43,325	76,500	17,500	17,500	37,500	39,000													0	0	50,000
Options granted, exercise price in usd per share					$ 4.50		$ 3.20	$ 3.20	$ 3.20	$ 4.50													$ 0.00	$ 0.00	$ 0.50
Fair value of options issued						$ 80,952	$ 20,223																		$ 9,750
Weighted-average grant date fair value of options granted								$ 1.16	$ 0.75	$ 1.35															$ 0.20
Options repurchased from consultant, charge to Stockholders' Equity			337
Restricted stock granted													0	0	0											0
Award vesting period										5 years	4 years	4 years					90 days	1 year						4 years					90 days	1 year
Vesting percentage																	100.00%	100.00%											100.00%	100.00%
Award expiration period											10 years	10 years												10 years
Allocated Share-based Compensation Expense	32,491	57,638					136,184																	(41,311)	59,361
Unvested restricted stock outstanding													361,570	361,570	399,070	483,317											310,000	510,000
Compensation cost related to unvested restricted stock awards and stock option awards not yet recognized	$ 189,486					$ 124,845	$ 183,230																	$ 9,004	$ 67,493
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition						0 years 6 months 22 days																	2 years 2 months 23 days	1 year 7 months 1 day